Share Capital - Schedule of Common Stock (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Capitalization Equity [Line Items]
Beginning balance, Shares	120,247,647	119,909,016
Issued on exercise of stock options, Shares	625,201	423,031
Issued on sale of shares under Employee Share Purchase Plan, Shares	94,600	65,600
Repurchased under normal course issuer bid, Shares	(125,000)
Ending balance, Shares	120,842,448	120,247,647
Beginning balance	$ 426,037	$ 425,238
Issued on exercise of stock options	1,269	759
Transfer from additional paid-in capital on exercise of options	787	401
Issued on sale of shares under Employee Share Purchase Plan	131	171
Repurchased under normal course issuer bid	(329)	(472)
Ending balance	$ 427,781	$ 426,037
Capital Stock [Member]
Schedule Of Capitalization Equity [Line Items]
Repurchased under normal course issuer bid, Shares	(125,000)	(150,000)
Issued on exercise of stock options	$ 2,056	$ 1,160
Issued on sale of shares under Employee Share Purchase Plan	131	171
Repurchased under normal course issuer bid	$ (443)	$ (532)